Credit Risk - Disclosure of Mortgage Assets Stock of Larger Loans (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 100,141	£ 94,330
UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	174,712	166,730
£0.25m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	44,431	44,790
£0.25m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	103,657	103,785
£0.25m to £0.50m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	38,749	35,487
£0.25m to £0.50m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	51,699	46,914
£0.50m to £1.0m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	13,820	11,942
£0.50m to £1.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	15,972	13,763
£1.0m to £2.0m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	2,823	1,875
£1.0m to £2.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,053	2,024
>£2.0m | South East including London
Disclosure of credit risk exposure [line items]
Residential mortgage loans	318	236
>£2.0m | UK
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 331	£ 244